Leases - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Undiscounted operating lease payments for future commitments for leases not yet commenced [Abstract]
Weighted-average remaining lease term (years)	9 years
Undiscounted operating lease payment for future commitments for leases not yet commenced	$ 5,688